-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                    INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE
                    ----------------------------------------

                               ANNUAL REPORT

                               February 29, 2000

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               FROM THE CHAIRMAN
                               America's cycle of
                               prosperity continues

                               PORTFOLIO MANAGER'S REVIEW
                               Fund's style focus out of favor

                               FUND INFORMATION
                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS

                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
                                                                 in
                                                               Service

[LOGO] STATE STREET RESEARCH

FROM THE CHAIRMAN

[Photo of Ralph F. Verni]

DEAR SHAREHOLDER:
America's cycle of economic prosperity extended to a record-breaking nine consecutive years in February. Gross domestic product, a measure of goods and services produced in the U.S., rose at an estimated annual rate of 4.4% in calendar year 1999, with a pick-up of growth in the second half. So far, there are few signs of a significant slowdown in 2000, despite the efforts of the Federal Reserve Board to cool down the economy by raising interest rates. The Federal Reserve Board raised a key short-term interest rate by 1% in four consecutive 1/4% steps in the second half of the reporting period.

STOCKS
The U.S. stock market delivered double-digit gains for the 12 months ended February 29, 2000, despite weakness at the end of the period. Although the S&P 500 rose 11.73%(1), the index's technology stocks accounted for a disproportionate share of those gains. And the technology-heavy Nasdaq gained a stunning 105.81% for the same period.

BONDS
The bond market has been hurt by rising interest rates and by factors associated with Y2K. Fears that issuers would go to the market with their debt issues early in the year drove yields up and bond prices down in 1999. However, those fears were not realized, and the market began to close the yield gap in the second half of the year. In this environment, mortgage bonds held up better than government and corporate bonds, but both delivered modest single-digit returns. High yield bonds, which were relatively strong in 1999, finished the fund reporting year behind other bond sectors.

INTERNATIONAL
Economic growth around the globe was better than expected. In Asia and the emerging markets of Latin America, economies rebounded from currency and economic woes faster than anticipated. Japan began to show signs of progress in revitalizing its economy after a decade of stagnation and decline. This was reflected in strong stock market performance in 1999, especially among the country's small companies. However, Japanese stocks lagged early in 2000 as recession fears returned. Although European stock markets delivered mixed results, European technology and telecommunications sectors have soared along with the U.S. market.

OUTLOOK AND OPPORTUNITIES
As we enter the second quarter of the year 2000, many markets are poised for growth. However, there are also areas, such as the technology sector in the U.S., where extraordinarily high valuations and increasing volatility suggest caution in the months ahead. Now is a good time to consult your financial professional about the strategies that make sense for your personal portfolio. And, as always, we thank you for your confidence in State Street Research funds.

    Sincerely,

/s/ Ralph F. Verni

    Ralph F. Verni
    Chairman
    February 29, 2000


(1) The S&P 500 (officially the "Standard and Poor's 500 Index") is an unmanaged index of 500 U.S. stocks. The Russell 2000 Value Index contains only those stocks within the complete Russell 2000 Index (a small company index) that show below average growth. The indices do not take transaction charges into consideration. It is not possible to invest directly in the indices.


(2) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell you shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(3) Performance reflects maximum 5.75% Class A share front-end sales charge.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended February 29, 2000, except where noted)
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
(at maximum applicable sales charge)(2)(3)
--------------------------------------------------------------------
                            LIFE OF FUND
                          (since 11/30/98)           1 YEAR
--------------------------------------------------------------------
Class A                       - 7.26%               - 4.13%
--------------------------------------------------------------------
Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

AVERAGE ANNUAL TOTAL RETURN
for period ended March 31, 2000
(at maximum applicable sales charge)(2)(3)

------------------------------------------------------------
                            LIFE OF FUND
                          (since 11/30/98)           1 YEAR
------------------------------------------------------------
Class A                        -3.44%                1.45%
------------------------------------------------------------

PORTFOLIO MANAGER'S REVIEW

[Photo of Easton Ragsdale]

     Easton Ragsdale
    Portfolio Manager




We spoke with Easton Ragsdale, portfolio manager of State Street Research IntelliQuant Portfolios: Small-Cap Value, about the fund's performance for the year ended February 29, 2000 and his views on the period ahead.

Q: HOW DID THE FUND PERFORM DURING THE FISCAL YEAR?
A: It was a disappointing year for the fund. Class A shares returned 1.72% for the twelve months ended February 29, 2000 [does not reflect sales charge].(2) That was significantly lower than the Lipper Small-Cap Value Funds Average, which was up 17.27%. The fund also underperformed the Russell 2000 Value Index which returned 11.80% for the same period.(1)

Q: WHAT HURT THE FUND'S PERFORMANCE?
A: The fund follows a strict style discipline that focuses on small-company value stocks. Unfortunately, these companies were out of favor with investors during the period. On an absolute basis, it was difficult to compete in an environment that was so heavily dominated by large, brand name growth companies. A modest comeback in value stocks early in the period was short lived. And because we stuck very close to our style mandate, we were hurt worse than others in our peer group. According to our analysis, some of these funds benefited from exposure to stocks outside the small-cap value universe.

  On the brighter side, we are confident that our investment process is on target for the long term based on our thorough and rigorous examination. And while we did not match the performance of the Russell 2000 Value Index or Lipper peer group, our models identified the biggest winners among the most attractive stocks in their respective sectors.

Q: HOW DID YOU REACT TO THE UNFAVORABLE ENVIRONMENT?
A: With patience. We are confident that both our investment style and the companies we have invested in have long-term potential. Styles go in and out of favor. Therefore, it's a mistake to try to change an investment strategy in an attempt to second guess the market. The fund owns approximately 300 stocks and is neutrally- weighted in its sector representation versus the Russell 2000 Value Index. By holding a fairly large number of stocks, we gain diversification and can help hold transaction costs down in this less liquid area of the market.

Q: WHAT ARE SOME OF THE COMPANIES THAT HAVE CONTINUED
TO EARN YOUR CONFIDENCE? A: Among the fund's strongest holdings were Safeguard Scientifics, which provides venture capital funding to technology start-ups; Fisher Scientific, which distributes scientific and lab products; and EMC, which designs enterprise storage systems. We obtained EMC shares from our investment in Data General, which EMC acquired. All three benefited from investor interest in technology, including biotechnology.

Q: WHERE WERE YOUR DISAPPOINTMENTS?
A: Our biggest disappointment was the market's fixation on fast-growing companies, many of which have no current earnings. Investors largely ignored good companies with very low valuations. The divergence between growth and value reached a historical extreme last year, nearly double the next largest difference reported in a single year. More specifically, our biggest disappointment was in the insurance sector, where companies were hurt by rising interest rates more severely than anticipated.

Q: WHAT IS YOUR OUTLOOK?
A: If the U.S. economic growth rate slows as the result of higher interest rates and higher commodity prices, yet inflation remains relatively low, the environment for value stocks would improve. With valuations of small-cap value stocks at extremely depressed levels relative to other areas of the market, we believe the portfolio is well positioned to benefit from a shift away from investor's attention to growth stocks. With the divergence between growth and value at an historical extreme, any shift to value could affect the market.

February 29, 2000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP 10 STOCK POSITIONS
(by percentage of net assets)

 1 CREDENCE SYSTEMS Electronic measurement instruments                     1.7%
 2 VALERO ENERGY Oil refining & marketing                                  1.7%
 3 TEKTRONIX Electronic measurement instruments                            1.6%
 4 FISHER SCIENTIFIC Scientific instruments                                1.6%
 5 CEPHALON Medical -- drugs                                               1.5%
 6 PERKINELMER Scientific instruments                                      1.5%
 7 SYBASE Enterprise software/service                                      1.3%
 8 HOSPITALITY PROPERTIES TRUST REIT -- hotel/restaurants                  1.1%
 9 HEALTH CARE PROPERTY INVESTORS REIT -- health care                      1.1%
10 SENSORMATIC ELECTRONICS Electronic security devices                     1.1%

These securities represent an aggregate of 14.2% of the portfolio. Because of active management, there is no guarantee that the fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net assets)

            REAL ESTATE INVESTMENT TRUSTS            10.9%
            BANKS & S&Ls                              7.4%
            INSURANCE                                 7.1%
            CHEMICALS                                 4.7%
            RETAIL                                    4.3%

Total: 34.4%

BEST AND WORST CONTRIBUTORS TO PERFORMANCE (February 28, 1999 through February 29, 2000)

BEST /\
--------------------------------------------------------------------------------
PERKINELMER
Very high earnings growth in the biotechnology sector.

SENSORMATIC ELECTRONICS
The company's products include monitoring systems and electronic security.

SYBASE
Accelerated earnings growth in the software and services industry.

WORST \/
--------------------------------------------------------------------------------
RELIANCE GROUP
Internal legal problems hurt performance as the market moved away from insurance investments.

ELOT
eLOT didn't meet expectations as a web based product.

AMES
The market shifted from discount retail and consumer staples.

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

-----------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-----------------------------------------------------------------------------------------------------
February 29, 2000
-----------------------------------------------------------------------------------------------------
                                                                                              VALUE
                                                                         SHARES              (NOTE 1)
-----------------------------------------------------------------------------------------------------
COMMON STOCKS 98.7%
AUTOMOBILES & TRANSPORTATION 4.5%
AIR TRANSPORT 1.9%
Airborne Freight Corp. .............................................       2,600            $   48,100
America West Holdings Corp. Cl. B* .................................       1,500                20,062
Amtran Inc.* .......................................................         400                 6,750
Mesa Air Group, Inc.* ..............................................       1,500                 8,906
Transport World Airlines, Inc.* ....................................       2,200                 5,363
                                                                                            ----------
                                                                                                89,181
                                                                                            ----------
AUTOMOTIVE PARTS 1.2%
A.O. Smith Corp. ...................................................         800                13,800
Arvin Industries Inc. ..............................................       1,200                22,050
Exide Corp. ........................................................       1,000                10,125
Sauer, Inc. ........................................................         800                 6,400
Standard Motor Products, Inc. Cl. A ................................         400                 5,425
                                                                                            ----------
                                                                                                57,800
                                                                                            ----------
RECREATIONAL VEHICLES & BOATS 0.3%
Thor Industries, Inc. ..............................................         300                 7,669
Winnebago Industries, Inc. .........................................         400                 8,550
                                                                                            ----------
                                                                                                16,219
                                                                                            ----------
TRUCKERS 1.1%
Consolidated Freightways Corp.* ....................................         900                 5,963
Landstar Systems Inc.* .............................................         400                22,475
Roadway Express Inc. ...............................................         400                 8,250
Yellow Corp.* ......................................................         900                14,400
                                                                                            ----------
                                                                                                51,088
                                                                                            ----------
Total Automobiles & Transportation .................................                           214,288
                                                                                            ----------
CONSUMER DISCRETIONARY 12.2%
ADVERTISING AGENCIES 0.6%
ADVO Inc.* .........................................................         900                24,975
e4L Inc.* ..........................................................       2,100                 4,725
                                                                                            ----------
                                                                                                29,700
                                                                                            ----------
CASINOS/GAMBLING, HOTEL/MOTEL 0.3%
eLOT, Inc.* ........................................................       2,400                14,400
                                                                                            ----------
COMMERCIAL SERVICES 1.4%
Bell & Howell Co.* .................................................         500                16,375
Burns International Services Corp.* ................................         800                 8,750
CDI Corp.* .........................................................         300                 5,475
Heidrick & Struggles International, Inc.* ..........................         500                20,500
Mapquest.com Inc.* .................................................         400                 7,250
Midas, Inc. ........................................................         400                 9,600
                                                                                            ----------
                                                                                                67,950
                                                                                            ----------
COMMUNICATIONS, MEDIA & ENTERTAINMENT 0.2%
GC Companies, Inc.* ................................................         300                10,181
                                                                                            ----------
CONSUMER ELECTRONICS 0.9%
Harman International Industries, Inc. ..............................         600                37,163
Navarre Corp.* .....................................................       1,400                 7,306
                                                                                            ----------
                                                                                                44,469
                                                                                            ----------
CONSUMER PRODUCTS 1.0%
Block Drug Co. Inc. Cl. A ..........................................         515                16,931
Fedders Corp. ......................................................       1,400                 7,350
L.S. Starrett Co. Cl. A ............................................         300                 6,900
Toro Co. ...........................................................         500                16,562
                                                                                            ----------
                                                                                                47,743
                                                                                            ----------
CONSUMER SERVICES 0.2%
Amerco* ............................................................         400                 6,850
                                                                                            ----------
HOUSEHOLD FURNISHINGS 0.8%
Bassett Furniture Industries Inc. ..................................         400                 5,400
Enesco Group Inc. ..................................................         800                 5,800
Mikasa, Inc. .......................................................         900                 8,212
Springs Industries, Inc. ...........................................         500                17,719
                                                                                            ----------
                                                                                                37,131
                                                                                            ----------
LEISURE TIME 0.6%
Bally Total Fitness Holding Corp.* .................................         900                24,188
Musicland Stores Inc.* .............................................         900                 6,131
                                                                                            ----------
                                                                                                30,319
                                                                                            ----------
PHOTOGRAPHY 0.2%
CPI Corp. ..........................................................         400                 9,850
                                                                                            ----------
RESTAURANTS 0.4%
Advantica Restaurant Group Inc.* ...................................       2,800                 4,813
Luby's, Inc. .......................................................         700                 7,306
Ryan's Family Steak Houses, Inc.* ..................................         900                 8,606
                                                                                            ----------
                                                                                                20,725
                                                                                            ----------
RETAIL 4.3%
Ames Department Stores Inc.* .......................................       1,100                15,538
Brown Shoe Co. Inc. ................................................         700                 7,350
Cato Corp. Cl. A ...................................................         600                 6,000
Charming Shoppes, Inc.* ............................................       3,400                20,400
Fisher Scientific International Inc.* ..............................       1,700                73,950
Footstar Inc.* .....................................................         700                17,281
Handleman Co.* .....................................................         800                 8,300
Hanover Direct Inc.* ...............................................       3,600                 9,900
Homebase Inc.* .....................................................       2,200                 5,638
InterTAN, Inc.* ....................................................         900                 8,044
Shopko Stores, Inc.* ...............................................       1,300                21,612
Spiegel, Inc. Cl. A* ...............................................       1,200                 8,625
                                                                                            ----------
                                                                                               202,638
                                                                                            ----------
TEXTILE APPAREL MANUFACTURERS 1.3%
Donna Karan International Inc.* ....................................       1,100                 7,906
Guess Inc.* ........................................................         400                 8,525
Kellwood Co. .......................................................         900                15,187
Oxford Industries, Inc. ............................................         400                 6,650
Phillips-Van Heusen Corp. ..........................................       1,000                 6,938
Russell Corp. ......................................................       1,200                16,575
                                                                                            ----------
                                                                                                61,781
                                                                                            ----------
Total Consumer Discretionary .......................................                           583,737
                                                                                            ----------
CONSUMER STAPLES 2.7%
DRUG & GROCERY STORE CHAINS 0.7%
7-Eleven Inc.* .....................................................       4,200                10,894
Grand Union Co.* ...................................................         800                 4,000
Great Atlantic & Pacific Tea Inc. ..................................         600                14,062
Ingles Markets Inc. Cl. A ..........................................         600                 6,563
                                                                                            ----------
                                                                                                35,519
                                                                                            ----------
FOODS 1.4%
Fleming Companies, Inc. ............................................       1,900                29,331
International Multifoods Corp. .....................................         600                 6,562
Riviana Foods, Inc. ................................................         400                 6,650
Smithfield Foods Inc.* .............................................       1,500                23,250
                                                                                            ----------
                                                                                                65,793
                                                                                            ----------
TOBACCO 0.6%
Dimon Inc. .........................................................       2,100                 5,119
Universal Corp. ....................................................       1,400                22,925
                                                                                            ----------
                                                                                                28,044
                                                                                            ----------
Total Consumer Staples .............................................                           129,356
                                                                                            ----------
FINANCIAL SERVICES 28.7%
BANKS & SAVINGS & LOAN 7.4%
Andover Bancorp Inc. ...............................................         300                 8,025
Bancwest Corp. .....................................................       3,000                45,562
Brenton Banks Inc. .................................................         860                 8,278
Chemical Financial Corp. ...........................................         603                15,979
Chittenden Corp. ...................................................       1,000                25,437
Community Trust Bancorp, Inc. ......................................         340                 6,418
CORUS Bankshares, Inc. .............................................         300                 7,388
CPB Inc. ...........................................................         400                 9,000
Farmers Capital Bank Corp. .........................................         200                 6,100
First Bancorp ......................................................         900                15,300
First Citizens Bancshares Inc. Cl. A ...............................         200                12,900
First Commerce Bancshares, Inc. Cl. B ..............................         400                13,900
First Indiana Corp. ................................................         400                 8,100
Firstfed Financial Corp.* ..........................................         600                 7,650
Hancock Holding Co. ................................................         500                18,625
Local Financial Corp.* .............................................         900                 7,200
Michigan Finance Corp. .............................................         215                 4,952
MidAmerica Bancorp .................................................         309                 7,377
National Penn Bancshares, Inc. .....................................         800                17,400
NBT Bancorp Inc. ...................................................         525                 6,825
Omega Financial Corp. ..............................................         300                 7,313
Peoples Holding Co. ................................................         200                 5,250
Riggs National Corp. ...............................................         700                 6,978
The Trust Co. of New Jersey ........................................         800                15,350
Trustco Bank Corp. .................................................       2,400                26,625
UMB Financial Corp. ................................................         770                25,891
USBancorp, Inc. ....................................................         600                 5,888
Westcorp ...........................................................         500                 6,406
                                                                                            ----------
                                                                                               352,117
                                                                                            ----------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 0.4%
CompuCredit Corp.* .................................................         400                13,200
Hypercom Corp.* ....................................................         500                 8,656
                                                                                            ----------
                                                                                                21,856
                                                                                            ----------
INSURANCE 7.1%
Acceptance Insurance Cos. Inc.* ....................................       1,300                 5,363
AmerUs Life Holdings Inc. ..........................................         400                 8,125
Argonaut Group Inc. ................................................         400                 7,600
Chicago Title Corp. ................................................         400                18,600
Commerce Group Inc. ................................................       1,300                38,837
Crawford & Co. Cl. B ...............................................       1,200                15,900
Foremost Corp. .....................................................         700                20,344
Harleysville Group Inc. ............................................         500                 6,531
Hilb, Rogal & Hamilton Co. .........................................         500                14,219
HSB Group, Inc. ....................................................         900                22,275
Kansas City Life Insurance Co. .....................................         200                 6,400
Liberty Corp. ......................................................         700                23,537
Midland Co. ........................................................         400                 9,000
National Western Life Insurance Co. Cl. A* .........................         100                 6,950
Ohio Casualty Corp. ................................................       2,400                29,700
PMA Capital Corp. Cl. A ............................................         800                14,800
Reliance Group Holdings, Inc. ......................................       2,100                 9,319
Selective Insurance Group Inc. .....................................         900                13,894
State Auto Financial Corp. .........................................         800                 6,300
The MONY Group Inc. ................................................       1,300                37,212
Trenwick Group Inc. ................................................         400                 5,275
United Fire Casualty Co. ...........................................         400                 8,000
Zenith National Insurance Corp. ....................................         400                 8,450
                                                                                            ----------
                                                                                               336,631
                                                                                            ----------
MISCELLANEOUS FINANCIAL 1.4%
Advest Group Inc. ..................................................         400                 6,650
Arcadia Financial Limited* .........................................       1,800                 8,663
Imperial Credit Industries, Inc.* ..................................       1,300                 7,475
Leucadia National Corp.* ...........................................       1,300                27,787
Liberty Financial Companies, Inc. ..................................         400                 7,725
The Student Loan Corp. .............................................         200                 7,775
                                                                                            ----------
                                                                                                66,075
                                                                                            ----------
REAL ESTATE INVESTMENT TRUSTS 10.9%
Amli Residential Properties Trust ..................................         400                 8,175
Bradley Real Estate, Inc. ..........................................         900                15,694
Capital Automotive REIT ............................................         700                 8,750
CBL & Associates Properties, Inc. ..................................         700                15,663
Commercial Net Lease Realty Inc. ...................................         800                 8,150
Entertainment Properties Trust .....................................         600                 8,325
Gables Residential Trust ...........................................         700                15,400
Health Care Property Investors, Inc. ...............................       2,102                52,287
Health Care REIT, Inc. .............................................         900                14,006
Healthcare Realty Trust, Inc. ......................................       1,800                29,250
Hospitality Properties Trust .......................................       2,700                52,312
Imperial Credit Commercial Mortgage Investment Corp. ...............         800                 9,150
IndyMac Mortgage Holdings Inc.* ....................................       2,500                31,719
IRT Property Co. ...................................................         900                 7,088
JDN Realty Corp. ...................................................       1,000                10,750
Koger Equity Inc. ..................................................       1,000                17,687
LaSalle Hotel Properties Trust .....................................         600                 7,500
LTC Properties, Inc. ...............................................       1,000                 5,875
Manufactured Home Communities, Inc. ................................         700                16,012
MeriStar Hospitality Corp. .........................................       1,700                27,094
MGI Properties, Inc. ...............................................       1,600                 8,300
National Health Investors, Inc. ....................................       1,000                13,313
Omega Healthcare Investors, Inc. ...................................         800                 4,800
Pacific Gulf Properties, Inc. ......................................         800                16,150
Parkway Properties, Inc. ...........................................         300                 8,888
Pennsylvania REIT ..................................................         500                 8,281
Prentiss Properties Trust ..........................................       1,300                26,731
Prime Group Realty Trust ...........................................         500                 6,906
Storage USA, Inc. ..................................................       1,100                34,581
Summit Properties Inc. .............................................         900                17,100
Thornburg Mortgage Asset Corp. .....................................         900                 7,256
Ventas, Inc.* ......................................................       1,700                 5,738
                                                                                            ----------
                                                                                               518,931
                                                                                            ----------
RENTAL & LEASING SERVICES: COMMERCIAL 0.7%
Avis Rent A Car, Inc.* .............................................         800                11,650
UniCapital Corp.* ..................................................       2,400                 6,000
Xtra Corp.* ........................................................         400                15,925
                                                                                            ----------
                                                                                                33,575
                                                                                            ----------
SECURITIES BROKERAGE & SERVICES 0.8%
Advanta Corp. Cl. A ................................................         500                 9,313
Dain Rauscher Corp. ................................................         400                22,550
Freedom Securities Corp. ...........................................         600                 8,325
                                                                                            ----------
                                                                                                40,188
                                                                                            ----------
Total Financial Services ..........................................                          1,369,373
                                                                                            ----------
HEALTH CARE 6.0%
DRUGS & BIOTECHNOLOGY 2.7%
Amerisource Health Corp. Cl. A* ....................................       1,500                21,844
Bindley Western Industries Inc. ....................................       1,300                22,344
Cephalon Inc.* .....................................................       1,100                73,115
Schein Pharmaceutical, Inc.* .......................................         700                 8,969
                                                                                            ----------
                                                                                               126,272
                                                                                            ----------
HEALTH CARE FACILITIES 1.3%
Laboratory Corp. of America Holdings* ..............................       3,200                12,800
Quest Diagnostics, Inc.* ...........................................       1,400                48,037
                                                                                            ----------
                                                                                                60,837
                                                                                            ----------
HEALTH CARE SERVICES 1.1%
Apria Healthcare Group Inc.* .......................................       1,500                21,375
Magellan Health Services Inc.* .....................................       1,400                 8,225
Mid Atlantic Medical Services, Inc.* ...............................       2,000                16,375
Per-Se Technologies, Inc.* .........................................       1,100                 8,663
                                                                                            ----------
                                                                                                54,638
                                                                                            ----------
HOSPITAL SUPPLY 0.9%
Bio Rad Laboratories, Inc. Cl. A* ..................................         300                 9,863
Owens & Minor Inc. .................................................       1,000                11,000
Sunrise Medical, Inc.* .............................................       1,300                 5,606
West Pharmaceutical Services Inc. ..................................         600                17,662
                                                                                            ----------
                                                                                                44,131
                                                                                            ----------
Total Health Care .................................................                            285,878
                                                                                            ----------
INTEGRATED OILS 0.3%
INTEGRATED DOMESTIC 0.2%
Pennzoil-Quaker State Co. ..........................................       1,000                 8,750
                                                                                            ----------
INTEGRATED INTERNATIONAL 0.1%
Tesoro Petroleum Corp.* ............................................         400                 3,700
                                                                                            ----------
Total Integrated Oils ..............................................                            12,450
                                                                                            ----------
MATERIALS & PROCESSING 11.5%
AGRICULTURE 0.2%
Agribrands International, Inc.* ....................................         300                10,969
                                                                                            ----------
BUILDING & CONSTRUCTION 0.1%
Butler Manufacturing Co. ...........................................         300                 7,594
                                                                                            ----------
CHEMICALS 4.7%
A. Schulman, Inc. ..................................................       1,000                13,250
Albemarle Corp. ....................................................         900                13,556
Arch Chemicals, Inc. ...............................................       1,000                19,063
C.K. Witco Corp. ...................................................       3,755                39,897
Chemed Corp. .......................................................         300                 8,831
ChemFirst, Inc. ....................................................         700                13,650
Ethyl Corp. ........................................................       1,800                 5,738
Ferro Corp. ........................................................       1,400                26,425
Geon Co. ...........................................................         800                16,700
H.B. Fuller Co. ....................................................         500                30,687
M.A. Hanna Co. .....................................................       1,600                18,300
NCH Corp. ..........................................................         200                 7,925
Stepan Chemical Co. ................................................         400                 8,200
                                                                                            ----------
                                                                                               222,222
                                                                                            ----------
CONTAINERS & PACKAGING 0.5%
Apogee Enterprises, Inc. ...........................................       1,500                 6,937
Gaylord Container Corp. Cl. A* .....................................       2,400                12,900
U.S. Can Corp.* ....................................................         400                 5,100
                                                                                            ----------
                                                                                                24,937
                                                                                            ----------
DIVERSIFIED MANUFACTURING 0.3%
Barnes Group Inc. ..................................................         600                 8,513
Maxxam Inc.* .......................................................         200                 5,875
                                                                                            ----------
                                                                                                14,388
                                                                                            ----------
FOREST PRODUCTS 0.9%
Potlatch Corp. .....................................................       1,100                41,800
                                                                                            ----------
MISCELLANEOUS MATERIALS & PROCESSING 1.5%
Commercial Metals Co. ..............................................         500                13,813
General Cable Corp. ................................................       1,100                11,000
Maverick Tube Corp.* ...............................................         600                13,500
Quanex Corp. .......................................................         700                14,919
Ryerson Tull, Inc. .................................................         400                 5,300
USEC Inc. ..........................................................       4,200                14,962
                                                                                            ----------
                                                                                                73,494
                                                                                            ----------
NON-FERROUS METALS 0.7%
A.M. Castle & Co. ..................................................         700                 8,925
Brush Wellman, Inc. ................................................         600                10,050
Kaiser Aluminum Corp.* .............................................       1,100                 6,256
Metals USA, Inc. ...................................................         800                 6,200
                                                                                            ----------
                                                                                                31,431
                                                                                            ----------
PAPER & FOREST PRODUCTS 0.5%
Chesapeake Corp. ...................................................       1,000                22,187
                                                                                            ----------
REAL ESTATE & CONSTRUCTION 0.2%
Webb Corp.* ........................................................         700                10,500
                                                                                            ----------
STEEL 1.2%
Bethlehem Steel Corp.* .............................................       5,500                31,281
National Steel Corp. Cl. B .........................................       1,100                 7,700
Pitt-Des Moines, Inc. ..............................................         400                 8,900
Rouge Industries, Inc. Cl. A .......................................       1,000                 7,688
                                                                                            ----------
                                                                                                55,569
                                                                                            ----------
TEXTILE & PRODUCTS 0.7%
Burlington Industries Inc.* ........................................       1,600                 4,500
Wellman, Inc. ......................................................       1,500                27,937
                                                                                            ----------
                                                                                                32,437
                                                                                            ----------
Total Materials & Processing ......................................                            547,528
                                                                                            ----------
OTHER 1.8%
MULTI-SECTOR 1.8%
Eastern Enterprises ................................................         739                42,770
Foster Wheeler Corp. ...............................................       1,500                 8,437
Gencorp Inc. .......................................................       1,100                 8,594
Justin Industries Inc. .............................................         600                10,837
Ogden Corp. ........................................................       1,200                13,650
                                                                                            ----------
Total Other ........................................................                            84,288
                                                                                            ----------
OTHER ENERGY 5.2%
MISCELLANEOUS ENERGY 0.2%
CONSOL Energy Inc. .................................................         900                10,463
                                                                                            ----------
OIL & GAS PRODUCERS 2.1%
Chesapeake Energy Corp.* ...........................................       2,300                 6,756
Forest Oil Corp.* ..................................................       1,600                13,100
Mitchell Energy & Development Corp. Cl. A ..........................         800                17,300
Nuevo Energy Co.* ..................................................         500                 8,875
Plains Resources Inc.* .............................................         800                11,100
Pogo Producing Co. .................................................       1,700                39,313
                                                                                            ----------
                                                                                                96,444
                                                                                            ----------
OIL WELL EQUIPMENT & SERVICES 2.9%
Oceaneering International, Inc.* ...................................         700                13,300
RPC, Inc. ..........................................................       1,500                11,437
Trigen Energy Corp. ................................................         400                 9,325
Valero Energy Corp. ................................................       3,100                79,050
Veritas DGC Inc.* ..................................................       1,300                26,000
                                                                                            ----------
                                                                                               139,112
                                                                                            ----------
Total Other Energy ................................................                            246,019
                                                                                            ----------
PRODUCER DURABLES 9.4%
AEROSPACE 1.3%
Alliant Technology Systems, Inc.* ..................................         400                21,650
Newport News Shipbuilding, Inc. ....................................       1,100                31,143
Primex Technologies, Inc. ..........................................         400                 8,400
                                                                                            ----------
                                                                                                61,193
                                                                                            ----------
ELECTRICAL EQUIPMENT & COMPONENTS 1.2%
Ametek Aerospace Products Inc. .....................................       1,300                22,019
Genlyte Group Inc.* ................................................         400                 8,000
Mark IV Industries Inc. ............................................       1,500                30,000
                                                                                            ----------
                                                                                                60,019
                                                                                            ----------
ELECTRONICS: INDUSTRIAL 1.6%
Tektronix, Inc. ....................................................       1,300                75,400
                                                                                            ----------
HOMEBUILDING 1.1%
M.D.C. Holdings Inc. ...............................................         900                13,669
Pulte Corp. ........................................................       1,300                21,856
Ryland Group, Inc. .................................................         500                 8,875
Skyline Corp. ......................................................         300                 6,450
                                                                                            ----------
                                                                                                50,850
                                                                                            ----------
INDUSTRIAL PRODUCTS 0.2%
Mine Safety Appliances Co. .........................................         100                 6,350
Standex International Corp. ........................................         300                 4,744
                                                                                            ----------
                                                                                                11,094
                                                                                            ----------
MACHINERY 1.7%
AGCO Corp. .........................................................       2,000                22,000
Applied Industrial Technologies, Inc. ..............................         500                 9,062
Detroit Diesel Corp. ...............................................         400                 6,700
FSI International, Inc.* ...........................................         700                13,694
Milacron Inc. ......................................................       1,000                13,875
Nacco Industries, Inc. Cl. A .......................................         200                 8,687
Stewart & Stevenson Services, Inc. .................................         700                 6,869
                                                                                            ----------
                                                                                                80,887
                                                                                            ----------
OFFICE FURNITURE & BUSINESS EQUIPMENT 0.6%
Anacomp Inc.* ......................................................         500                 8,812
Kimball International Inc. Cl. B ...................................         900                13,669
Virco Manufacturing Corp. ..........................................         500                 6,313
                                                                                            ----------
                                                                                                28,794
                                                                                            ----------
PRODUCTION TECHNOLOGY EQUIPMENT 1.7%
Credence Systems Corp.* ............................................         600                79,950
                                                                                            ----------
Total Producer Durables ............................................                           448,187
                                                                                            ----------
TECHNOLOGY 8.1%
COMMUNICATIONS TECHNOLOGY 0.3%
Anixter International, Inc.* .......................................         700                13,081
                                                                                            ----------
COMPUTER SOFTWARE 1.3%
Sybase Inc.* .......................................................       2,400                60,150
                                                                                            ----------
COMPUTER TECHNOLOGY 2.8%
Imation Corp.* .....................................................       1,300                40,219
Intergraph Corp.* ..................................................       1,400                 8,400
Komag Inc.* ........................................................       2,600                 5,769
Merisel Inc.* ......................................................       4,700                10,428
Micron Electronics, Inc.* ..........................................       1,600                17,200
S3 Inc.* ...........................................................       2,300                36,656
Western Digital Corp.* .............................................       3,700                16,650
                                                                                            ----------
                                                                                               135,322
                                                                                            ----------
ELECTRONICS 1.6%
Cubic Corp. ........................................................         300                 7,612
Gerber Scientific, Inc. ............................................         700                11,725
Read-Rite Corp.* ...................................................       1,500                 5,672
Sensormatic Electronics Corp.* .....................................       2,700                51,300
                                                                                            ----------
                                                                                                76,309
                                                                                            ----------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 2.1%
MEMC Electronic Materials, Inc.* ...................................       1,600                27,900
PerkinElmer, Inc. ..................................................       1,100                71,088
                                                                                            ----------
                                                                                                98,988
                                                                                            ----------
Total Technology ..................................................                            383,850
                                                                                            ----------
UTILITIES 8.3%
ELECTRICAL 4.2%
CH Energy Group, Inc.* .............................................         400                11,425
CMP Group Inc. .....................................................       1,000                28,250
Eastern Utilities Associates .......................................         800                24,850
Energy East Corp. ..................................................          62                 1,297
Hawaiian Electric Industries, Inc. .................................       1,400                40,337
Madison Gas & Electric Co. .........................................         300                 5,213
RGS Energy Group Inc.* .............................................       1,300                25,594
TNP Enterprises, Inc. ..............................................         500                21,594
UniSource Energy Corp. .............................................       1,400                18,900
United Illuminating Co. ............................................         600                24,375
                                                                                            ----------
                                                                                               201,835
                                                                                            ----------
GAS DISTRIBUTION 4.1%
AGL Resources Inc. .................................................       2,600                44,362
CTG Resources Inc. .................................................         300                11,100
Indiana Energy Inc. ................................................         900                14,681
Laclede Gas Co. ....................................................         700                14,000
SEMCO Energy, Inc. .................................................         700                 8,400
South Jersey Industries, Inc. ......................................         400                11,700
UGI Corp. ..........................................................       1,300                24,375
Western Gas Resources Inc. .........................................         500                 6,875
WICOR, Inc. ........................................................       1,400                42,088
Yankee Energy Systems, Inc. ........................................         400                17,600
                                                                                            ----------
                                                                                               195,181
                                                                                            ----------
Total Utilities ...................................................                            397,016
                                                                                            ----------
Total Common Stocks (Cost $5,043,247) .............................                          4,701,970
                                                                                            ----------

------------------------------------------------------------------------------------------------------
                                                       PRINCIPAL        MATURITY
                                                        AMOUNT            DATE
------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS 2.3%
Household Finance Corp., 5.73% .......................  $111,000         3/2/2000              111,000
                                                                                            ----------
Total Short-Term Obligations (Cost $111,000) ........................................          111,000
                                                                                            ----------
Total Investments (Cost $5,154,247) - 101.0% ........................................        4,812,970
Other Assets, Less Liabilities - (1.0%) .............................................          (46,778)
                                                                                            ----------
Net Assets - 100.0% .................................................................       $4,766,192
                                                                                            ==========

Federal Income Tax Information:

At February 29, 2000, the net unrealized depreciation of investments based on cost for Federal income tax purposes of $5,154,247 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an
  excess of value over tax cost .....................................................       $  526,475
Aggregate gross unrealized depreciation for all investments in which there is an
  excess of tax cost over value .....................................................         (867,752)
                                                                                            ----------
                                                                                            $ (341,277)
                                                                                            ==========
------------------------------------------------------------------------------------------------------
* Nonincome-producing securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
February 29, 2000

ASSETS
Investments, at value (Cost $5,154,247) (Note 1) ...............     $4,812,970
Receivable for securities sold .................................         42,950
Dividends and interest receivable ..............................          9,031
Receivable from Distributor (Note 3) ...........................          2,368
                                                                     ----------
                                                                      4,867,319
LIABILITIES
Accrued transfer agent and shareholder services (Note 2) .......         14,169
Accrued trustees' fees (Note 2) ................................          8,993
Accrued management fee (Note 2) ................................          3,183
Accrued distribution and service fees (Note 5) .................          1,009
Payable to custodian ...........................................          1,055
Other accrued expenses .........................................         72,718
                                                                     ----------
                                                                        101,127
                                                                     ----------
NET ASSETS                                                           $4,766,192
                                                                     ==========
Net Assets consist of:
  Undistributed net investment income ..........................     $    5,100
  Unrealized depreciation of investments .......................       (341,277)
  Accumulated net realized gain ................................         25,742
  Paid-in capital ..............................................      5,076,627
                                                                     ----------
                                                                     $4,766,192
                                                                     ==========

Net Asset Value and redemption price per share of Class A shares
  ($4,766,192 / 539,512 shares) ................................          $8.83
                                                                          =====

Maximum Offering Price per share of Class A shares ($8.83 / .9425)        $9.37
                                                                          =====
The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the year ended February 29, 2000

INVESTMENT INCOME
Dividends ......................................................     $  152,972
Interest .......................................................          4,587
                                                                     ----------
                                                                        157,559
EXPENSES
Custodian fee ..................................................        119,280
Management fee (Note 2) ........................................         40,515
Legal fees .....................................................         37,409
Reports to shareholders ........................................         27,438
Audit fee ......................................................         26,186
Trustees' fees (Note 2) ........................................         20,065
Transfer agent and shareholder services (Note 2) ...............         14,169
Service fee - Class A (Note 5) .................................          3,097
Distribution and service fees - Class B(1) (Note 5) ............          4,219
Distribution and service fees - Class B (Note 5) ...............          4,219
Distribution and service fees - Class C (Note 5) ...............          4,219
Miscellaneous ..................................................          7,633
                                                                     ----------
                                                                        308,449
Fees paid indirectly (Note 2) ..................................            (31)
Expenses borne by the Distributor (Note 3) .....................       (234,424)
                                                                     ----------
                                                                         73,994
                                                                     ----------
Net investment income ..........................................         83,565
                                                                     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments (Notes 1 and 4) ...............         63,457
Net unrealized depreciation of investments .....................        (61,462)
                                                                     ----------
Net gain on investments ........................................          1,995
                                                                     ----------

Net increase in net assets resulting from operations ...........     $   85,560
                                                                     ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

---------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------
                                                                 NOVEMBER 30, 1998
                                                                  (COMMENCEMENT OF
                                                                   OPERATIONS) TO           YEAR ENDED
                                                                 FEBRUARY 28, 1999      FEBRUARY 29, 2000
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ...........................................    $   21,418             $   83,565
Net realized gain on investments ................................            87                 63,457
Net unrealized depreciation of investments ......................      (279,815)               (61,462)
                                                                     ----------             ----------
Net increase (decrease) resulting from operations ...............      (258,310)                85,560
                                                                     ----------             ----------
Dividend from net investment income:
  Class A .......................................................          --                  (11,220)
  Class B(1) ....................................................          --                   (6,291)
  Class B .......................................................          --                   (6,291)
  Class C .......................................................          --                   (6,291)
  Class S .......................................................          --                  (70,467)
                                                                     ----------             ----------
                                                                           --                 (100,560)
                                                                     ----------             ----------
Distribution from net realized gains:
  Class A .......................................................          --                   (4,466)
  Class B(1) ....................................................          --                   (4,135)
  Class B .......................................................          --                   (4,135)
  Class C .......................................................          --                   (4,135)
  Class S .......................................................          --                  (24,802)
                                                                     ----------             ----------
                                                                           --                  (41,673)
                                                                     ----------             ----------
Net increase from fund share
  transactions (Note 6) .........................................     5,030,775                 50,400
                                                                     ----------             ----------
Total increase (decrease) in net assets .........................     4,772,465                 (6,273)
NET ASSETS
Beginning of year ...............................................          --                4,772,465
                                                                     ----------             ----------
End of year (including undistributed net investment income of
  $23,322 and $5,100, respectively) .............................    $4,772,465             $4,766,192
                                                                     ==========             ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
February 29, 2000

NOTE 1

State Street Research IntelliQuant Portfolios: Small-Cap Value (the "Fund"), is a series of State Street Research Financial Trust (the "Trust"), which was organized as a Massachusetts business trust in November, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of six separate funds: State Street Research IntelliQuant Portfolios: Small-Cap Value, State Street Research Health Sciences Fund, State Street Research Government Income Fund, State Street Research Strategic Income Plus Fund, State Street Research Strategic Portfolios: Aggressive and State Street Research International Equity Fund.

The investment objective of the Fund is to provide high total return, consisting principally of capital appreciation. Under normal market conditions, the fund invests primarily in small company value stocks. These may include common and preferred stocks, convertible securities and warrants. In managing the Fund's portfolio, the investment manager uses a disciplined quantitative investment strategy.

The Fund offers five classes of shares. Effective December 29, 1999, the Fund discontinued offering Class B(1), Class B, Class C and Class S shares. Only Class A shares are presently available for purchase. Class A shares are subject to an initial sales charge of up to 5.75% and an annual service fee equal to 0.25% of average daily net assets. Class B(1) and Class B shares pay annual distribution and service fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are being offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

In order to meet certain excise tax distribution requirements under Section 4982 of the Internal Revenue Code, the Fund is required to measure and distribute annually, if necessary, net capital gains realized during a twelve-month period ending October 31. In this connection, the Fund is permitted to defer into its next fiscal year any net capital losses incurred between each November 1 and the end of its fiscal year. From November 1, 1999 through February 29, 2000, the Fund incurred net capital losses of approximately $49,000 and it intends to defer and treat such losses as arising in the fiscal year ended February 28, 2001.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the year ended February 29, 2000, there were no loaned securities.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.80% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended February 29, 2000, the fees pursuant to such agreement amounted to $40,515.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the year ended February 29, 2000, the amount of such expenses was $9,371.

The Fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expense. During the year ended February 29, 2000 the Fund's transfer agent fees were reduced by $31 under this agreement.

The fees of the Trustees not currently affiliated with the Adviser amounted to $20,065 during the year ended February 29, 2000.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the year ended February 29, 2000, the amount of such expenses assumed by the Distributor and its affiliates was $234,424.

NOTE 4

For the year ended February 29, 2000, purchases and sales of securities, exclusive of short-term obligations, aggregated $4,809,268 and $4,740,999, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the year ended February 29, 2000, fees pursuant to such plans amounted to $3,097 for Class A. For the period March 1, 1999 to December 29, 1999, fees pursuant to such plans amounted to $4,219, $4,219 and $4,219 for Class B(1), Class B and Class C shares, respectively.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At February 29, 2000, Metropolitan owned 535,120 shares of Class A of the Fund.

                                   NOVEMBER 30, 1998
                                   (COMMENCEMENT OF
                                    OPERATIONS) TO           YEAR ENDED
                                   FEBRUARY 28, 1999      FEBRUARY 29, 2000
                                  -------------------  -----------------------
CLASS A                           SHARES     AMOUNT     SHARES       AMOUNT
--------------------------------------------------------------------------------
Shares sold ....................   56,370  $  530,175   482,991   $ 4,548,236
Issued upon reinvestment of:
  Dividend from net investment
    income .....................    --         --           147         1,319
  Distribution from net realized
    gains ......................    --         --           510         4,466
Shares redeemed ................    --         --          (506)       (4,857)
                                  -------  ----------   -------   -----------
Net increase ...................   56,370  $  530,175   483,142   $ 4,549,164
                                  =======  ==========   =======   ===========

CLASS B(1)                        SHARES     AMOUNT     SHARES       AMOUNT
--------------------------------------------------------------------------------
Shares sold ....................   53,038  $  500,150     --      $    --
Issued upon reinvestment of
  distribution from net realized
  gains ........................    --         --           472         4,135
Shares redeemed ................    --         --       (53,510)     (504,081)
                                  -------  ----------   -------   -----------
Net increase (decrease) ........   53,038  $  500,150   (53,038)  $  (499,946)
                                  =======  ==========   =======   ===========

CLASS B                           SHARES     AMOUNT     SHARES       AMOUNT
--------------------------------------------------------------------------------
Shares sold ....................   53,038  $  500,150     --      $    --
Issued upon reinvestment of
  distribution from net realized
  gains ........................    --         --           472         4,135
Shares redeemed ................    --         --       (53,510)     (504,081)
                                  -------  ----------   -------   -----------
Net increase (decrease) ........   53,038  $  500,150   (53,038)  $  (499,946)
                                  =======  ==========   =======   ===========

CLASS C                           SHARES     AMOUNT     SHARES       AMOUNT
--------------------------------------------------------------------------------
Shares sold ....................   53,038  $  500,150     --      $    --
Issued upon reinvestment of
  distribution from net realized
  gains ........................    --         --           472         4,135
Shares redeemed ................    --         --       (53,510)     (504,081)
                                  -------  ----------   -------   -----------
Net increase (decrease) ........   53,038  $  500,150   (53,038)  $  (499,946)
                                  =======  ==========   =======   ===========

CLASS S                           SHARES     AMOUNT     SHARES       AMOUNT
--------------------------------------------------------------------------------
Shares sold ....................  318,149  $3,000,150     --      $    --
Issued upon reinvestment of
  distribution from net realized
  gains ........................    --         --         2,832        24,802
Shares redeemed ................    --         --      (320,981)   (3,023,728)
                                  -------  ----------   -------   -----------
Net increase (decrease) ........  318,149  $3,000,150  (318,149)  $(2,998,926)
                                  =======  ==========   =======   ===========

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                     CLASS A                                            CLASS B(1)
                                ------------------------------------------------      ---------------------------------------------
                                   NOVEMBER 30, 1998                                   NOVEMBER 30, 1998
                                    (COMMENCEMENT OF                                    (COMMENCEMENT OF
                                     OPERATIONS) TO              YEAR ENDED              OPERATIONS) TO           MARCH 1, 1999 TO
                                  FEBRUARY 28, 1999(a)      FEBRUARY 29, 2000(a)      FEBRUARY 28, 1999(a)      DECEMBER 29, 1999(a)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD ($)                          9.43                      8.95                      9.43                      8.93
                                        -----                     -----                     -----                     -----
  Net investment income ($)*             0.04                      0.12                      0.02                      0.08
  Net realized and unrealized
    gain (loss) on investments ($)      (0.52)                     0.04                     (0.52)                     0.17
                                        -----                     -----                     -----                     -----
TOTAL FROM INVESTMENT OPERATIONS ($)    (0.48)                     0.16                     (0.50)                     0.25
                                        -----                     -----                     -----                     -----
  Dividend from net investment
    income ($)                           --                       (0.20)                     --                       (0.12)
  Distribution from net realized
    gains ($)                            --                       (0.08)                     --                       (0.08)
                                        -----                     -----                     -----                     -----
TOTAL DISTRIBUTIONS ($)                  --                       (0.28)                     --                       (0.20)
                                        -----                     -----                     -----                     -----
NET ASSET VALUE, END OF
  PERIOD ($)                             8.95                      8.83                      8.93                      8.98
                                        =====                     =====                     =====                     =====
Total return(b) (%)                     (5.09)(c)                  1.72                     (5.30)(c)                  2.80(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($
  thousands)                              504                     4,766                       474                       480
Ratio of operating expenses to
  average net assets (%)*                1.40(d)                   1.40                      2.15(d)                   2.15(d)
Ratio of operating expenses to
  average net assets after
  expense reductions (%)*                1.40(d)                   1.40                      2.15(d)                   2.15(d)
Ratio of net investment income
  to average net assets (%)*             1.83(d)                   1.56                      1.09(d)                   1.01(d)
Portfolio turnover rate (%)              0.66                     95.91                      0.66                     95.91
*Reflects voluntary reduction of
  expenses per share of these
  amounts (Note 3) ($)                   0.19                      0.16                      0.19                      0.43


                                                      CLASS B                                             CLASS C
                                 ----------------------------------------------      ----------------------------------------------
                                   NOVEMBER 30, 1998                                   NOVEMBER 30, 1998
                                   (COMMENCEMENT OF                                    (COMMENCEMENT OF
                                    OPERATIONS) TO           MARCH 1, 1999 TO           OPERATIONS) TO           MARCH 1, 1999 TO
                                 FEBRUARY 28, 1999(a)      DECEMBER 29, 1999(a)      FEBRUARY 28, 1999(a)      DECEMBER 29, 1999(a)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                             9.43                      8.93                      9.43                      8.93
                                        -----                     -----                     -----                     -----
  Net investment income ($)*             0.02                      0.08                      0.02                      0.08

  Net realized and unrealized
    gain (loss) on investments ($)      (0.52)                     0.17                     (0.52)                     0.17
                                        -----                     -----                     -----                     -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                        (0.50)                     0.25                     (0.50)                     0.25
                                        -----                     -----                     -----                     -----
  Dividend from net investment
    income ($)                           --                       (0.12)                     --                       (0.12)

  Distribution from net realized
    gains ($)                            --                       (0.08)                     --                       (0.08)
                                        -----                     -----                     -----                     -----
TOTAL DISTRIBUTIONS ($)                  --                       (0.20)                     --                       (0.20)
                                        -----                     -----                     -----                     -----
NET ASSET VALUE, END OF
  PERIOD ($)                             8.93                      8.98                      8.93                      8.98
                                        =====                     =====                     =====                     =====
Total return(b) (%)                     (5.30)(c)                  2.80(c)                  (5.30)(c)                  2.80(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period
  ($ thousands)                           474                       480                       474                       480

Ratio of operating expenses to
  average net assets (%)*                2.15(d)                   2.15(d)                   2.15(d)                   2.15(d)

Ratio of operating expenses to
  average net assets
  after expense reductions (%)*          2.15(d)                   2.15(d)                   2.15(d)                   2.15(d)

Ratio of net investment income
  to average net assets (%)*             1.09(d)                   1.01(d)                   1.09(d)                   1.01(d)

Portfolio turnover rate (%)              0.66                     95.91                      0.66                     95.91

*Reflects voluntary reduction of
  expenses per share of these
  amounts (Note 3) ($)                   0.19                      0.43                      0.19                      0.44

-----------------------------------------------------------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(c) Not annualized
(d) Annualized

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE
----------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd)
----------------------------------------------------------------------------------------------

                                                                  CLASS S
                                                ----------------------------------------------
                                                 NOVEMBER 30, 1998
                                                  (COMMENCEMENT OF
                                                   OPERATIONS) TO           MARCH 1, 1999 TO
                                                FEBRUARY 28, 1999(a)      DECEMBER 29, 1999(a)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                  9.43                     8.95
                                                          ----                     ----
  Net investment income ($)*                              0.05                     0.16
  Net realized and unrealized gain
    (loss) on investments ($)                            (0.53)                    0.17
                                                          ----                     ----
TOTAL FROM INVESTMENT OPERATIONS ($)                     (0.48)                    0.33
                                                          ----                     ----
  Dividend from net investment income ($)                  --                     (0.22)
  Distribution from net realized gains ($)                 --                     (0.08)
                                                          ----                     ----
TOTAL DISTRIBUTIONS ($)                                    --                     (0.30)
                                                          ----                     ----
NET ASSET VALUE, END OF PERIOD ($)                        8.95                     8.98
                                                          ====                     ====
Total return(b) (%)                                      (5.09)(c)                 3.62(c)

RATIOS/SUPPLEMENTAL DATA:

Net assets at end of period ($ thousands)                2,848                    2,880

Ratio of operating expenses to average net
  assets (%)*                                             1.15(d)                  1.15(d)

Ratio of operating expenses to average net
  assets after expense reductions (%)*                    1.15(d)                  1.15(d)

Ratio of net investment income to average net
  assets (%)*                                             2.09(d)                  2.01(d)

Portfolio turnover rate (%)                               0.66                    95.91

*Reflects voluntary reduction of expenses per
  share of these amounts (Note 3) ($)                     0.19                     0.44

------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(c) Not annualized
(d) Annualized

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE TRUSTEES OF STATE STREET RESEARCH FINANCIAL TRUST
AND THE SHAREHOLDERS OF STATE STREET RESEARCH
INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research IntelliQuant Portfolios: Small-Cap Value (a series of State Street Research Financial Trust, hereafter referred to as the "Trust") at February 29, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 7, 2000

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------

State Street Research IntelliQuant Portfolios: Small-Cap Value had a disappointing year. The total return for the fund's Class A shares was 1.72% for the 12 months ended February 29, 2000 (does not reflect sales charge). The fund underperformed the average small-cap value fund tracked by Lipper, which rose 17.27% and the Russell 2000 Value Index, which returned 11.80% for the same period.

Technology stocks were among the fund's strongest performers. Insurance stocks hindered performance as the impact of rising interest rates brought share prices down. Overall, the fund was hurt by the market's preference for large-cap growth stocks during most of the period. Small-cap value stocks remained out of favor. We did not change our investment strategy, and the portfolio's emphasis on value stocks put the fund in a good position to benefit if the market continues to broaden in the period ahead.

February 29, 2000

Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asst value. Performance reflects a maximum 5.75% Class A share front-end sales charge. The Russell 2000 Value Index is an unmanaged index of 2000 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

                          CHANGE IN VALUE OF $10,000
                    BASED ON THE RUSSELL 2000 VALUE INDEX
                    COMPARED TO CHANGE IN VALUE OF $10,000
                     INVESTED IN INTELLIQUANT PORTFOLIOS:
                             SMALL-CAP VALUE FUND

          Intelliquant
           Portfolios:       Russell 2000        S&P 500
         Small-Cap Value     Value Index          Index
--------------------------------------------------------------------------------
11/98        $ 9,425           $10,000          $10,000
2/99           8,945             9,391           10,676
2/00           9,099            10,499           11,927

A Special Meeting of Shareholders of State Street Research IntelliQuant
Portfolios: Small-Cap Value ("Fund"), a series of State Street Research Financial Trust, was convened on February 25, 2000 ("Meeting"). The results of the Meeting are set forth below.

                                                                                                 VOTES (THOUSANDS OF SHARES)
                                                                                         ------------------------------------------
ACTION ON PROPOSAL                                                                            FOR          AGAINST        ABSTAIN
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
The Fund's current Rule 12b-1 Distribution Plan was amended to increase the amount that
  may be expended for the distribution of Class A shares ..............................      56.9             0              0

CLASS B SHARES
The Fund's current Rule 12b-1 Distribution Plan was amended to increase the amount that
  may be expended for the distribution of Class A shares ..............................      53.0             0              0

CLASS B(1) SHARES
The Fund's current Rule 12b-1 Distribution Plan was amended to increase the amount that
  may be expended for the distribution of Class A shares ..............................      53.0             0              0

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE
-------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH EXCHANGE TRUST
-------------------------------------------------------------------------------------------------------------------
FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
INTELLIQUANT PORTFOLIOS:                   Chairman of the Board,                 Chairman of the Board,
SMALL-CAP VALUE                            President and                          President, Chief Executive
One Financial Center                       Chief Executive Officer                Officer and Director,
Boston, MA 02111                                                                  State Street Research &
                                           PETER C. BENNETT                       Management Company
INVESTMENT ADVISER                         Vice President
State Street Research &                                                           BRUCE R. BOND
Management Company                         JOHN R. BORZILLERI, M.D.               Former Chairman of the Board
One Financial Center                       Vice President                         Chief Executive Officer and
Boston, MA 02111                                                                  President, PictureTel Corporation
                                           JOHN H. KALLIS
DISTRIBUTOR                                Vice President                         STEVE A. GARBAN
State Street Research                                                             Former Senior Vice President
Investment Services, Inc.                  THOMAS P. MOORE, JR.                   for Finance and Operations and
One Financial Center                       Vice President                         Treasurer, The Pennsylvania
Boston, MA 02111                                                                  State University
                                           E.K. EASTON RAGSDALE, JR.
SHAREHOLDER SERVICES                       Vice President                         DEAN O. MORTON
State Street Research                                                             Former Executive Vice President
Service Center                             THOMAS A. SHIVELY                      Chief Operating Officer
P.O. Box 8408                              Vice President                         and Director, Hewlett-Packard
Boston, MA 02266-8408                                                             Company
1-800-562-0032                             JAMES M. WEISS
                                           Vice President                         SUSAN M. PHILLIPS
CUSTODIAN                                                                         Dean, School of Business and
State Street Bank and                      KENNARD WOODWORTH, JR.                 Public Management, George
Trust Company                              Vice President                         Washington University; former
225 Franklin Street                                                               Member of the Board of Governors
Boston, MA 02110                           GERARD P. MAUS                         of the Federal Reserve System and
                                           Treasurer                              Chairman and Commissioner of
LEGAL COUNSEL                                                                     the Commodity Futures Trading
Goodwin, Procter & Hoar LLP                JOSEPH W. CANAVAN                      Commission
Exchange Place                             Assistant Treasurer
Boston, MA 02109                                                                  TOBY ROSENBLATT
                                           DOUGLAS A. ROMICH                      President,
INDEPENDENT ACCOUNTANTS                    Assistant Treasurer                    Founders Investments Ltd.
PricewaterhouseCoopers LLP                                                        President,
160 Federal Street                         FRANCIS J. MCNAMARA, III               The Glen Ellen Company
Boston, MA 02110                           Secretary and General Counsel
                                                                                  MICHAEL S. SCOTT MORTON
                                           DARMAN A. WING                         Jay W. Forrester Professor of
                                           Assistant Secretary and                Management, Sloan School of
                                           Assistant General Counsel              Management, Massachusetts
                                                                                  Institute of Technology
                                           AMY L. SIMMONS
                                           Assistant Secretary

STATE STREET RESEARCH INTELLIQUANT PORTFOLIOS: SMALL-CAP VALUE
One Financial Center
Boston, MA 02111



STATE STREET RESEARCH
[75 YEARS logo]
LASTING VALUE
-------------
LEADING IDEAS

QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032
     [hearing-impaired 1-800-676-7876]
     [Chinese and Spanish-speaking 1-888-638-3193]
E-MAIL us at:
     info@ssrfunds.com
INTERNET site:
     www.ssrfunds.com
WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

[logo] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

This report must be accompanied or preceded by a current State Street Research Intelliquant Portfolios: Small-Cap Value prospectus. When used after June 30, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp0401)SSR-LD                                   IQ-1537-0400

-------------------------------------------------------------------------------
                              STATE STREET RESEARCH
-------------------------------------------------------------------------------
                              HEALTH SCIENCES FUND
                              --------------------

                               ANNUAL REPORT

                               February 29, 2000

                               --------------------
                                  WHAT'S INSIDE
                               --------------------

                               INVESTMENT UPDATE

                               About the fund,
                               economy and markets

                               FUND INFORMATION

                               Facts and figures

                               PLUS, COMPLETE PORTFOLIO HOLDINGS
                               AND FINANCIAL STATEMENTS

                                                         -------------------

                                                            [DALBAR LOGO]

                                                         -------------------

                                                           For Excellence
                                                                 in
                                                               Service

[LOGO] STATE STREET RESEARCH

INVESTMENT ENVIRONMENT

THE ECONOMY

o The U.S. economy grew at a robust rate of 4.4% in 1999, and showed no signs of slowing down during the first quarter of 2000.

o Energy prices boosted inflation from 1.6% one year ago to 3.2% by the end of the period. However, inflation ex-energy actually fell as productivity gains offset wage increases.

o The Federal Reserve Board raised short-term interest rates by another 1/4% in February, bringing the federal funds rate to 5.75%.

THE MARKETS

o The S&P 500, a broad measure of common stock performance, fell -1.34% for the three-month period ended February 29, 2000.(1) Most of the gains belonged to a narrow band of technology stocks, which were especially volatile near the end of the period.

o The bond market was hurt by growing concerns about inflation, which translated into higher interest rates and lower bond prices. However, most bonds earned modest gains. Municipal and high-yield bonds were among the best performers.

THE FUND

SINCE THE FUND'S INCEPTION

o Health Sciences Fund returned 33.30% from inception on December 21, 1999 through February 29, 2000 (does not reflect sales charge). The fund underper-formed the Lipper Health/Biotechnology Funds Average, which returned 35.81%.

o The fund was helped by a surge in biotechnology stocks, especially small-cap biotech companies and those associated with genomics.

o The fund's investments in large-cap pharmaceutical and health care services companies hindered performance.

CURRENT STRATEGY

o The fund is positioned to benefit from advances in biotechnology as well as a rebound in large-cap pharmaceutical companies. The manager has diversified the fund's investments across the health care industries, with an emphasis on large-cap pharmaceutical and health care services.

February 29, 2000

(1) The S&P 500 (officially the "Standard and Poor's 500 Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in the index.

(2) Keep in mind that past performance is no guarantee of future results. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value.

(3) Performance reflects a maximum 5.75% Class A share front-end sales charge.

(4) Aggregate total return; not annualized.


PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended February 29, 2000 except as otherwise noted)
--------------------------------------------------------------------------------

AGGREGATE TOTAL RETURN(2),(3),(4)
(at maximum applicable sales charge)
--------------------------------------------------------------------
                            LIFE OF FUND
                          (since 12/21/99)
--------------------------------------------------------------------
Class A                        25.63%
--------------------------------------------------------------------

AGGREGATE TOTAL RETURN(2),(3),(4)
for period ended 3/31/2000
(at maximum applicable sales charge)
---------------------------------------------------------------------
Class A                        12.44%
---------------------------------------------------------------------
Performance results for the fund are increased by the voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

TOP 10 STOCK POSITIONS
(by percentage of net assets)

 1 MEDAREX Therapeutics                                                   5.9%
 2 MONSANTO Agricultural biotechnology                                    5.2%
 3 PHARMACIA & UPJOHN Medical-drugs                                       4.3%
 4 GENZYME Medical instruments                                            4.2%
 5 WATERS Scientific instruments                                          4.2%
 6 AMGEN Medical biomedical/gene                                          4.1%
 7 LYNX THERAPEUTICS Medical biomedical/gene                              4.1%
 8 ALZA Drug delivery systems                                             4.0%
 9 ARADIGM Drug delivery systems                                          4.0%
10 BIOMARIN PHARMACEUTICAL Therapeutics                                   4.0%

These securities represent an aggregate of 44.0% of the portfolio. Because of active management, there is no guarantee that the fund currently invests, or will continue to invest, in the securities listed in this table or in the text above.

TOP 5 INDUSTRIES
(by percentage of net assets)

            DRUGS & BIOTECHNOLOGY               73.5%
            HOSPITAL SUPPLY                      8.6%
            MULTI-SECTOR                         5.2%
            INDUSTRIAL PRODUCTS                  4.1%
            HEALTH CARE SERVICES                 2.6%

            Total: 94.0%

STATE STREET RESEARCH HEALTH SCIENCES FUND
------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
------------------------------------------------------------------------------------------------------
February 29, 2000

------------------------------------------------------------------------------------------------------
                                                                                               VALUE
                                                                           SHARES             (NOTE 1)
------------------------------------------------------------------------------------------------------
COMMON STOCKS 95.8%
FINANCIAL SERVICES 1.8%
INSURANCE 1.8%
Cigna Corp. ........................................................         400            $   29,525
                                                                                            ----------
Total Financial Services ..........................................                             29,525
                                                                                            ----------
HEALTH CARE 84.7%
DRUGS & BIOTECHNOLOGY 73.5%
Abbott Laboratories Inc. ...........................................       1,300                42,575
Allergan Inc. ......................................................         400                20,125
Alza Corp.* ........................................................       1,800                66,037
Amgen Inc.* ........................................................       1,000                68,187
Andrx Corp.* .......................................................         200                19,213
ArQule, Inc.* ......................................................         500                17,750
AstraZeneca Group PLC ADR ..........................................         800                26,500
Baxter International Inc. ..........................................         700                38,150
BioMarin Pharmaceutical Inc.* ......................................       2,100                65,625
Creative BioMolecules, Inc.* .......................................         900                17,325
Diversa Corp.* .....................................................         100                13,350
Genzyme Corp.* .....................................................       1,200                68,925
Gilead Sciences, Inc.* .............................................         300                22,950
ICN Pharmaceuticals Inc. ...........................................       1,600                31,800
IDEC Pharmaceuticals Corp.* ........................................         300                42,263
ILEX Oncology Inc.* ................................................         500                24,188
Lynx Therapeutics, Inc.* ...........................................         700                67,200
Maxim Pharmaceuticals Inc.* ........................................         200                15,050
Medarex, Inc.* .....................................................         600                97,500
Pfizer Inc. ........................................................       1,600                51,400
Pharmacia & Upjohn Inc. ............................................       1,500                71,437
Priority Healthcare Corp. Cl. B* ...................................         400                19,200
QLT PhotoTherapeutics Inc.* ........................................         400                28,550
Sangstat Medical Corp.* ............................................       1,100                47,575
Schering-Plough Corp. ..............................................       1,400                48,825
Sequenom Inc.* .....................................................         100                11,763
Teva Pharmaceutical Industries Ltd. ADR ............................         800                34,500
Triangle Pharmaceuticals Inc.* .....................................         600                13,725
Urogen Corp.* ......................................................       3,800                56,762
Warner-Lambert Co. .................................................         600                51,337
Watson Pharmaceuticals Inc.* .......................................         400                16,000
                                                                                            ----------
                                                                                             1,215,787
                                                                                            ----------
HEALTH CARE SERVICES 2.6%
Accredo Health Inc.* ...............................................         400                11,800
Express Scripts Inc. Cl. A* ........................................         400                18,425
Wellpoint Health Networks Inc. Cl. A* ..............................         200                13,500
                                                                                            ----------
                                                                                                43,725
                                                                                            ----------
HOSPITAL SUPPLY 8.6%
Aradigm Corp.* .....................................................       2,000                66,000
Aspect Medical Systems Inc. ........................................         100                 6,588
Bausch & Lomb Inc. .................................................         300                15,825
Genzyme Surgical Products Corp.* ...................................       1,000                12,625
Guidant Corp.* .....................................................         500                33,687
Novoste Corp.* .....................................................         200                 7,300
                                                                                            ----------
                                                                                               142,025
                                                                                            ----------
Total Health Care .................................................                          1,401,537
                                                                                            ----------
OTHER 5.2%
MULTI-SECTOR 5.2%
Monsanto Co. .......................................................       2,200                85,388
                                                                                            ----------
Total Other .......................................................                             85,388
                                                                                            ----------
PRODUCER DURABLES 4.1%
INDUSTRIAL PRODUCTS 4.1%
Waters Corp.* ......................................................         700                68,644
                                                                                            ----------
Total Producer Durables ...........................................                             68,644
                                                                                            ----------
Total Common Stocks and Investments
  (Cost $1,251,036) - 95.8% .......................................                          1,585,094
Cash and Other Assets, Less Liabilities - 4.2% ....................                             68,962
                                                                                            ----------
Net Assets - 100.0% ...............................................                         $1,654,056
                                                                                            ==========

Federal Income Tax Information:
At February 29, 2000, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $1,256,359 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an
  excess of value over tax cost ...................................................        $  358,098
Aggregate gross unrealized depreciation for all investments in which there is an
  excess of tax cost over value ....................................................           (29,363)
                                                                                            ----------
                                                                                            $  328,735
                                                                                            ==========

------------------------------------------------------------------------------------------------------
* Nonincome-producing securities.
ADR stands for American Depositary Receipt, representing ownership of foreign securities.

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HEALTH SCIENCES FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
February 29, 2000

ASSETS
Investments, at value (Cost $1,251,036) (Note 1) ...............     $1,585,094
Cash ...........................................................        134,516
Receivable for securities sold .................................         57,301
Dividends and interest receivable ..............................            538
Other assets ...................................................         20,271

                                                                     ----------
                                                                      1,797,720
LIABILITIES
Payable for securities purchased ...............................        129,106
Accrued management fee (Note 2) ................................          1,105
Accrued trustees' fees (Note 2) ................................            500
Accrued service fee (Note 5) ...................................            368
Accrued transfer agent and shareholder services (Note 2) .......            144
Other accrued expenses .........................................         12,441
                                                                     ----------
                                                                        143,664
                                                                     ----------
NET ASSETS .....................................................     $1,654,056
                                                                     ==========
Net Assets consist of:
  Undistributed net investment income ..........................     $      273
  Unrealized appreciation of investments .......................        334,058
  Accumulated net realized gain ................................         37,931
  Paid-in capital ..............................................      1,281,794
                                                                     ----------
                                                                     $1,654,056
                                                                     ==========

Net Asset Value and redemption price per share of Class A shares
  ($1,654,056 / 124,073 shares) ................................         $13.33
                                                                         ======
Maximum Offering Price per share of Class A shares ($13.33 / .9425)      $14.14
                                                                         ======

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HEALTH SCIENCES FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the period December 21, 1999
(commencement of operations) to February 29, 2000

INVESTMENT INCOME
Dividends ......................................................     $    1,387
Interest .......................................................          1,850
                                                                     ----------
                                                                          3,237
EXPENSES
Audit fee ......................................................         12,816
Management fee (Note 2) ........................................          1,778
Custodian fee ..................................................          6,240
Reports to shareholders ........................................          1,056
Service fee-Class A (Note 5) ...................................            593
Trustees' fees (Note 2) ........................................            500
Transfer agent and shareholder services (Note 2) ...............            144
Miscellaneous ..................................................            700
                                                                     ----------
                                                                         23,827
Expenses borne by the Distributor (Note 3) .....................        (20,270)
                                                                     ----------
                                                                          3,557
                                                                     ----------
Net investment loss ............................................           (320)
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments (Notes 1 and 4) ...............         37,931
Net unrealized appreciation of investments .....................        334,058
                                                                     ----------
Net gain on investments ........................................        371,989
                                                                     ----------
Net increase in net assets resulting from operations ...........     $  371,669
                                                                     ==========
The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HEALTH SCIENCES FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the period December 21, 1999
(commencement of operations) to February 29, 2000

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss ............................................     $     (320)
Net realized gain on investments ...............................         37,931
Net unrealized appreciation of investments .....................        334,058
                                                                     ----------
Net increase resulting from operations .........................        371,669
                                                                     ----------
Share transactions (Note 7):
Proceeds from sale of shares ...................................      1,282,387
                                                                     ----------
Net increase from fund share transactions ......................      1,282,387
                                                                     ----------
Total increase in net assets ...................................      1,654,056

NET ASSETS
Beginning of period ............................................           --
                                                                     ----------
End of period (including undistributed net investment income
  of $273) .....................................................     $1,654,056
                                                                     ==========
Number of shares:
Sold ...........................................................        124,073
                                                                     ----------
Net increase in fund shares ....................................        124,073
                                                                     ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH HEALTH SCIENCES FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1

State Street Research Health Sciences Fund (the "Fund"), is a series of State Street Research Financial Trust (the "Trust"), which was organized as a Massachusetts business trust in November, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists presently of six separate funds: State Street Research Health Sciences Fund, State Street Research IntelliQuant
Portfolios: Small-Cap Value, State Street Research Government Income Fund, State Street Research Strategic Income Plus Fund, State Street Research Strategic Portfolios: Aggressive and State Street Research International Equity Fund.

The investment objective of the Fund is to provide long-term growth of capital. Under normal market conditions, the Fund invests at least 65% of total assets in securities of companies in health sciences and related industries. These may include common and preferred stocks, convertible securities, warrants and depositary receipts.

The Fund offers five classes of shares. Only Class A shares are presently available for purchase. Class B(1), Class B, Class C, and Class S are not being offered at this time. Class A shares are subject to an initial sales charge of up to 5.75% and an annual service fee equal to 0.25% of average daily net assets. Class B(1) and Class B shares pay annual distribution and service fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are being offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at the closing price supplied through such system. In the absence of recorded sales and for those over-the-counter securities not quoted on the NASDAQ system, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in accordance with established methods consistently applied.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. NET INVESTMENT INCOME
Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income, if any, are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. During the period December 21, 1999 (commencement of operations) to February 29, 2000, there were no loaned securities.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the period December 21, 1999 (commencement of operations) to February 29, 2000, the fees pursuant to such agreement amounted to $1,778.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of MetLife, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. During the period December 21, 1999 (commencement of operations) to February 29, 2000, the amount of such expenses was $56.

The fees of the Trustees not currently affiliated with the Adviser amounted to $500 during the period December 21, 1999 (commencement of operations) to February 29, 2000.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the period December 21, 1999 (commencement of operations) to February 29, 2000, the amount of such expenses assumed by the Distributor and its affiliates was $20,270.

The Fund has adopted a plan to limit the Fund's expenses to certain annual limits. Under the plan, the overall expenses for the Fund will not fall below the percentage limitation until the Distributor has been fully reimbursed for fees and expenses paid by the Distributor. The Fund will reimburse the Distributor in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitations.

NOTE 4

For the period December 21, 1999 (commencement of operations) to February 29, 2000, purchases and sales of securities, exclusive of short-term obligations, aggregated $1,772,149 and $559,044, respectively.

NOTE 5

The Trust has adopted plans of distribution pursuant to Rule
12b-1 under the Investment Company Act of 1940, as amended. Under the plans, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the period December 21, 1999 (commencement of operations) to February 29, 2000, fees pursuant to such plans amounted to $593 for Class A shares.

NOTE 6

Under normal market conditions the Fund invests not less than 65% of its total assets in equity securities of domestic and foreign companies in the health sciences and related industries. Also, the Fund may invest up to 35% of its total assets in the securities of issuers in industries that are not related to the health sciences. Accordingly, the Fund's investments will fluctuate in response to a variety of economic, political and other factors peculiar to the health sciences and may fluctuate more widely than a portfolio that invests in a broader range of industries.

NOTE 7

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At February 29, 2000, the Adviser owned one Class A share and MetLife owned 100,000 Class A shares of the Fund.


STATE STREET RESEARCH HEALTH SCIENCES FUND
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------
For a share outstanding from December 21, 1999 (commencment of operations) to February 29, 2000(a)
                                                                     CLASS A
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                              10.00
                                     --                               -----
  Net investment loss ($)*                                            (0.00)
  Net realized and unrealized gain on investments ($)                  3.33
                                     --                               -----
TOTAL FROM INVESTMENT OPERATIONS ($)                                   3.33
                                     --                               -----
NET ASSET VALUE, END OF PERIOD ($)                                    13.33
                                                                      =====
Total return(b) (%)                                                   33.30(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                             1,654
Ratio of operating expenses to average net assets (%)*                 1.50(d)
Ratio of net investment loss to average net assets (%)*               (0.13)(d)
Portfolio turnover rate (%)                                           44.48

*Reflects voluntary reduction of expenses per share of
  these amounts (Note 3) ($)                                           0.18

-------------------------------------------------------------------------------
(a) Per share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(c) Not annualized
(d) Annualized

-------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

TO THE TRUSTEES OF STATE STREET RESEARCH FINANCIAL TRUST
AND THE SHAREHOLDERS OF STATE STREET RESEARCH
HEALTH SCIENCES FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of State Street Research Health Sciences Fund (a series of State Street Research Financial Trust, hereafter referred to as the "Trust") at February 29, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the period from December 21, 1999 (commencement of operations) to February 29, 2000, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at February 29, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
April 7, 2000

STATE STREET RESEARCH HEALTH SCIENCES FUND
-------------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH EXCHANGE TRUST
-------------------------------------------------------------------------------------------------------------------
FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
HEALTH SCIENCES FUND                       Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company                                                                BRUCE R. BOND
One Financial Center                       JOHN R. BORZILLERI, M.D.               Former Chairman of the Board
Boston, MA 02111                           Vice President                         Chief Executive Officer and
                                                                                  President, PictureTel Corporation
DISTRIBUTOR                                JOHN H. KALLIS
State Street Research                      Vice President                         STEVE A. GARBAN
Investment Services, Inc.                                                         Former Senior Vice President
One Financial Center                       THOMAS P. MOORE, JR.                   for Finance and Operations and
Boston, MA 02111                           Vice President                         Treasurer, The Pennsylvania
                                                                                  State University
SHAREHOLDER SERVICES                       E.K. EASTON RAGSDALE, JR.
State Street Research                      Vice President                         DEAN O. MORTON
Service Center                                                                    Former Executive Vice President
P.O. Box 8408                              THOMAS A. SHIVELY                      Chief Operating Officer
Boston, MA 02266-8408                      Vice President                         and Director, Hewlett-Packard
1-800-562-0032                                                                    Company
                                           JAMES M. WEISS
CUSTODIAN                                  Vice President                         SUSAN M. PHILLIPS
State Street Bank and                                                             Dean, School of Business and
Trust Company                              KENNARD WOODWORTH, JR.                 Public Management, George
225 Franklin Street                        Vice President                         Washington University; former
Boston, MA 02110                                                                  Member of the Board of Governors
                                           GERARD P. MAUS                         of the Federal Reserve System and
LEGAL COUNSEL                              Treasurer                              Chairman and Commissioner of
Goodwin, Procter & Hoar LLP                                                       the Commodity Futures Trading
Exchange Place                             JOSEPH W. CANAVAN                      Commission
Boston, MA 02109                           Assistant Treasurer
                                                                                  TOBY ROSENBLATT
INDEPENDENT ACCOUNTANTS                    DOUGLAS A. ROMICH                      President,
PricewaterhouseCoopers LLP                 Assistant Treasurer                    Founders Investments Ltd.
160 Federal Street                                                                President,
Boston, MA 02110                           FRANCIS J. MCNAMARA, III               The Glen Ellen Company
                                           Secretary and General Counsel
                                                                                  MICHAEL S. SCOTT MORTON
                                           DARMAN A. WING                         Jay W. Forrester Professor of
                                           Assistant Secretary and                Management, Sloan School of
                                           Assistant General Counsel              Management, Massachusetts
                                                                                  Institute of Technology
                                           AMY L. SIMMONS
                                           Assistant Secretary

STATE STREET RESEARCH HEALTH SCIENCES FUND
One Financial Center
Boston, MA 02111



STATE STREET RESEARCH
[75 YEARS logo]
LASTING VALUE
-------------
LEADING IDEAS

QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032
     [hearing-impaired 1-800-676-7876]
     [Chinese and Spanish-speaking 1-888-638-3193]
E-MAIL us at:
     info@ssrfunds.com
INTERNET site:
     www.ssrfunds.com
WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

[logo] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

This report must be accompanied or preceded by a current State Street Research Health sciences Fund prospectus. When used after June 30, 2000, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.

CONTROL NUMBER: (exp0401)SSR-LD                                   HS-1588-0400